Document and Entity Information	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity File Number	0-12919
Entity Registrant Name	Rave Restaurant Group, Inc.
Entity Central Index Key	0000718332
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	45-3189287
Entity Address, Address Line One	3551 Plano Parkway
Entity Address, City or Town	The Colony
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	469
Local Phone Number	384-5000
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RAVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false